Accounts Receivable - Net (Additional Information) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Accounts receivable net	$ 1,800	$ 1,000	$ 7,200
Accounts receivable	46,531	36,531	36,124
Allowance for doubtful accounts	300	100	1,400
Distribution Partners [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable net	11,800	11,700	14,500
Allowance for doubtful accounts	3,500	3,600	$ 1,600
Uncollateralized Payment [Member]
Financing Receivable, Past Due [Line Items]
Accounts receivable net	$ 28,100	$ 18,900